QUARTERLY REPORT
Syntax Stratified SmallCap ETF
September 30, 2023

Syntax Stratified SmallCap ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
3D Systems Corp.(a)	4,428	$21,741
A10 Networks, Inc.	4,426	66,523
AAON, Inc.	246	13,990
AAR Corp.(a)	281	16,728
Abercrombie & Fitch Co., Class A(a)	304	17,136
ABM Industries, Inc.	621	24,846
Academy Sports & Outdoors, Inc.	767	36,256
Acadia Realty Trust, REIT	574	8,237
AdaptHealth Corp.(a)	6,041	54,973
Addus HomeCare Corp.(a)	289	24,620
Adeia, Inc.	5,220	55,750
Adtalem Global Education, Inc.(a)	554	23,739
ADTRAN Holdings, Inc.	8,008	65,906
Advance Auto Parts, Inc.	300	16,779
Advanced Energy Industries, Inc.	467	48,157
AdvanSix, Inc.	704	21,880
AeroVironment, Inc.(a)	343	38,255
Agiliti, Inc.(a)	8,118	52,686
Agilysys, Inc.(a)	312	20,642
Alamo Group, Inc.	99	17,113
Alarm.com Holdings, Inc.(a)	1,112	67,988
Albany International Corp., Class A	379	32,700
Alexander & Baldwin, Inc.	508	8,499
Allegiant Travel Co.	585	44,963
Alpha & Omega Semiconductor Ltd.(a)	2,217	66,155
Ambac Financial Group, Inc.(a)	1,530	18,452
AMC Networks, Inc., Class A(a)	4,640	54,659
American Assets Trust, Inc., REIT	530	10,309
American Axle & Manufacturing Holdings, Inc.(a)	4,260	30,928
American Eagle Outfitters, Inc.	1,017	16,892
American Equity Investment Life Holding Co.(a)	910	48,812
American States Water Co.	708	55,705
American Vanguard Corp.	411	4,492
American Woodmark Corp.(a)	210	15,878
America's Car-Mart, Inc.(a)	208	18,926
Ameris Bancorp	68	2,611
AMERISAFE, Inc.	637	31,895
AMN Healthcare Services, Inc.(a)	109	9,285
Amphastar Pharmaceuticals, Inc.(a)	866	39,827
Andersons, Inc.	553	28,485
ANI Pharmaceuticals, Inc.(a)	702	40,758
Anywhere Real Estate, Inc.(a)	2,928	18,827
Apogee Enterprises, Inc.	248	11,676
Apollo Commercial Real Estate Finance, Inc., REIT	242	2,451
Apollo Medical Holdings, Inc.(a)	1,956	60,343
Apple Hospitality REIT, Inc.	805	12,349
Applied Industrial Technologies, Inc.	104	16,079
Arbor Realty Trust, Inc.	163	2,474
ArcBest Corp.	153	15,552
Security Description	Shares	Value
Archrock, Inc.	1,044	$13,154
Arcosa, Inc.	216	15,530
Arcus Biosciences, Inc.(a)	1,015	18,219
Arlo Technologies, Inc.(a)	1,878	19,343
Armada Hoffler Properties, Inc., REIT	966	9,892
ARMOUR Residential REIT, Inc.	1,925	8,181
Artisan Partners Asset Management, Inc., Class A	1,713	64,100
Artivion, Inc.(a)	1,568	23,771
Asbury Automotive Group, Inc.(a)	90	20,706
Assured Guaranty Ltd.	819	49,566
Astec Industries, Inc.	345	16,253
ATI, Inc.(a)	340	13,991
Atlantic Union Bankshares Corp.	89	2,561
ATN International, Inc.	1,460	46,078
Avanos Medical, Inc.(a)	1,217	24,608
Avantax, Inc.(a)	3,263	83,468
Avid Bioservices, Inc.(a)	2,252	21,259
Avid Technology, Inc.(a)	808	21,711
Avista Corp.	1,742	56,389
Axcelis Technologies, Inc.(a)	72	11,740
Axos Financial, Inc.(a)	338	12,797
AZZ, Inc.	323	14,722
B Riley Financial, Inc.	349	14,306
B&G Foods, Inc.	1,596	15,784
Badger Meter, Inc.	122	17,552
Balchem Corp.	47	5,830
Banc of California, Inc.	211	2,612
BancFirst Corp.	29	2,515
Bancorp, Inc.(a)	594	20,493
Bank of Hawaii Corp.	289	14,360
BankUnited, Inc.	106	2,406
Banner Corp.	60	2,543
Barnes Group, Inc.	336	11,414
Benchmark Electronics, Inc.	1,840	44,638
Berkshire Hills Bancorp, Inc.	131	2,627
BioLife Solutions, Inc.(a)	1,829	25,258
BJ's Restaurants, Inc.(a)	740	17,360
Blackstone Mortgage Trust, Inc., Class A	115	2,501
Bloomin' Brands, Inc.	776	19,082
Boise Cascade Co.	159	16,383
Boot Barn Holdings, Inc.(a)	286	23,220
Brady Corp., Class A	353	19,387
Brandywine Realty Trust, REIT	2,913	13,225
Bread Financial Holdings, Inc.	603	20,623
Brightsphere Investment Group, Inc.	3,196	61,970
Brinker International, Inc.(a)	674	21,292
Bristow Group, Inc.(a)	482	13,578
Brookline Bancorp, Inc.	282	2,569
Buckle, Inc.	1,454	48,549
Calavo Growers, Inc.	993	25,053
Caleres, Inc.	874	25,136

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
California Resources Corp.	431	$24,140
California Water Service Group	1,209	57,198
Callon Petroleum Co.(a)	614	24,020
Cal-Maine Foods, Inc.	563	27,260
Capitol Federal Financial, Inc.	2,572	12,268
CareTrust REIT, Inc.	4,868	99,794
Cargurus, Inc.(a)	3,042	53,296
Carpenter Technology Corp.	240	16,130
Cars.com, Inc.(a)	3,074	51,828
Catalyst Pharmaceuticals, Inc.(a)	2,553	29,845
Cathay General Bancorp	70	2,433
Cavco Industries, Inc.(a)	92	24,441
Centerspace, REIT	176	10,606
Central Garden & Pet Co.(a)	208	9,181
Central Garden & Pet Co., Class A(a)	227	9,100
Central Pacific Financial Corp.	882	14,712
Century Aluminum Co.(a)	2,126	15,286
Century Communities, Inc.	339	22,638
Cerence, Inc.(a)	4,181	85,167
Certara, Inc.(a)	1,886	27,422
CEVA, Inc.(a)	1,883	36,511
Chatham Lodging Trust, REIT	1,243	11,896
Cheesecake Factory, Inc.	691	20,937
Chefs' Warehouse, Inc.(a)	2,078	44,012
Chesapeake Utilities Corp.	544	53,176
Chico's FAS, Inc.(a)	3,586	26,823
Chuy's Holdings, Inc.(a)	576	20,494
Cinemark Holdings, Inc.(a)	3,026	55,527
CIRCOR International, Inc.(a)	586	32,670
City Holding Co.	160	14,456
Clearfield, Inc.(a)	1,930	55,314
Clearwater Paper Corp.(a)	919	33,314
Cogent Communications Holdings, Inc.	723	44,754
Cohu, Inc.(a)	613	21,112
Collegium Pharmaceutical, Inc.(a)	2,187	48,879
Comfort Systems USA, Inc.	102	17,382
Community Bank System, Inc.	537	22,667
Community Health Systems, Inc.(a)	3,889	11,278
Community Healthcare Trust, Inc., REIT	3,008	89,338
Compass Minerals International, Inc.	522	14,590
Comstock Resources, Inc.	1,973	21,762
CONMED Corp.	226	22,792
Consensus Cloud Solutions, Inc.(a)	3,687	92,839
CONSOL Energy, Inc.	162	16,995
Consolidated Communications Holdings, Inc.(a)	13,850	47,367
Corcept Therapeutics, Inc.(a)	1,580	43,047
Core Laboratories, Inc.	506	12,149
CoreCivic, Inc.(a)	1,608	18,090
Corsair Gaming, Inc.(a)	3,206	46,583
CorVel Corp.(a)	106	20,845
Cracker Barrel Old Country Store, Inc.	280	18,816
Security Description	Shares	Value
Cross Country Healthcare, Inc.(a)	390	$9,668
CSG Systems International, Inc.	489	24,998
CTS Corp.	794	33,142
Cushman & Wakefield PLC(a)	2,431	18,524
Customers Bancorp, Inc.(a)	701	24,149
CVB Financial Corp.	150	2,486
CVR Energy, Inc.	1,314	44,715
Cytek Biosciences, Inc.(a)	3,571	19,712
Cytokinetics, Inc.(a)	601	17,705
Dana, Inc.	2,083	30,558
Dave & Buster's Entertainment, Inc.(a)	468	17,349
Deluxe Corp.	2,513	47,471
Designer Brands, Inc., Class A	2,031	25,712
DiamondRock Hospitality Co., REIT	1,504	12,077
Digi International, Inc.(a)	2,063	55,701
Digital Turbine, Inc.(a)	2,919	17,660
Dime Community Bancshares, Inc.	124	2,475
Dine Brands Global, Inc.	396	19,582
Diodes, Inc.(a)	834	65,753
DISH Network Corp., Class A(a)	7,746	45,392
Donnelley Financial Solutions, Inc.(a)	1,349	75,922
Dorian LPG Ltd.	1,745	50,134
Dorman Products, Inc.(a)	414	31,365
DoubleVerify Holdings, Inc.(a)	703	19,649
Douglas Emmett, Inc.	1,054	13,449
Dril-Quip, Inc.(a)	444	12,507
DXP Enterprises, Inc.(a)	448	15,653
Dycom Industries, Inc.(a)	198	17,622
Dynavax Technologies Corp.(a)	2,428	35,862
Eagle Bancorp, Inc.	112	2,402
Easterly Government Properties, Inc., REIT	1,122	12,824
Ebix, Inc.	4,253	42,020
Edgewell Personal Care Co.	846	31,268
elf Beauty, Inc.(a)	237	26,030
Ellington Financial, Inc., REIT	705	8,791
Elme Communities, REIT	727	9,916
Embecta Corp.	6,124	92,166
Employers Holdings, Inc.	833	33,278
Encore Capital Group, Inc.(a)	470	22,447
Encore Wire Corp.	293	53,461
Energizer Holdings, Inc.	925	29,637
Enerpac Tool Group Corp.	613	16,202
Enhabit, Inc.(a)	1,958	22,028
Enova International, Inc.(a)	442	22,485
EnPro Industries, Inc.	98	11,877
Ensign Group, Inc.	254	23,604
Enviri Corp.(a)	2,018	14,570
ePlus, Inc.(a)	1,514	96,169
ESCO Technologies, Inc.	195	20,366
Essential Properties Realty Trust, Inc., REIT	456	9,863
Ethan Allen Interiors, Inc.	460	13,754
EVERTEC, Inc.	689	25,617

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
EW Scripps Co., Class A(a)	7,900	$43,292
eXp World Holdings, Inc.	1,157	18,790
Extreme Networks, Inc.(a)	2,535	61,372
EZCORP, Inc., Class A(a)	2,658	21,929
Fabrinet(a)	287	47,820
FB Financial Corp.	90	2,552
Federal Signal Corp.	293	17,501
First Bancorp	1,766	23,770
First Bancorp	94	2,645
First Commonwealth Financial Corp.	206	2,515
First Financial Bancorp	125	2,450
First Hawaiian, Inc.	140	2,527
Foot Locker, Inc.	3,580	62,113
FormFactor, Inc.(a)	657	22,956
Forrester Research, Inc.(a)	1,112	32,137
Fortrea Holdings, Inc.(a)	935	26,732
Forward Air Corp.	262	18,010
Four Corners Property Trust, Inc., REIT	352	7,811
Franklin BSP Realty Trust, Inc.	668	8,844
Franklin Electric Co., Inc.	349	31,141
Fresh Del Monte Produce, Inc.	1,104	28,527
Frontdoor, Inc.(a)	759	23,218
Fulgent Genetics, Inc.(a)	794	21,232
Fulton Financial Corp.	201	2,434
Gentherm, Inc.(a)	584	31,688
Genworth Financial, Inc., Class A(a)	8,854	51,884
GEO Group, Inc., REIT(a)	2,303	18,839
Getty Realty Corp., REIT	291	8,069
Gibraltar Industries, Inc.(a)	172	11,612
G-III Apparel Group Ltd.(a)	1,375	34,265
Glaukos Corp.(a)	329	24,757
Global Net Lease, Inc., REIT	1,281	12,310
GMS, Inc.(a)	247	15,801
Gogo, Inc.(a)	4,093	48,829
Golden Entertainment, Inc.	473	16,167
Goosehead Insurance, Inc., Class A(a)	300	22,359
Granite Construction, Inc.	490	18,630
Green Brick Partners, Inc.(a)	537	22,291
Green Dot Corp., Class A(a)	1,886	26,272
Green Plains, Inc.(a)	849	25,555
Greenbrier Companies, Inc.	427	17,080
Griffon Corp.	1,453	57,641
Group 1 Automotive, Inc.	75	20,153
Guess?, Inc.	703	15,213
Hain Celestial Group, Inc.(a)	1,855	19,236
Hanesbrands, Inc.	6,844	27,102
Hanmi Financial Corp.	156	2,532
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	805	17,066
Harmonic, Inc.(a)	6,395	61,584
Harmony Biosciences Holdings, Inc.(a)	855	28,018
Haverty Furniture Companies, Inc.	3,261	93,852
Security Description	Shares	Value
Hawaiian Holdings, Inc.(a)	6,410	$40,575
Hawkins, Inc.	354	20,833
Haynes International, Inc.	313	14,561
Hayward Holdings, Inc.(a)	1,630	22,983
HB Fuller Co.	78	5,352
HCI Group, Inc.	920	49,947
Healthcare Services Group, Inc.	2,217	23,123
HealthStream, Inc.	1,328	28,658
Heartland Express, Inc.	966	14,191
Heidrick & Struggles International, Inc.	380	9,508
Helix Energy Solutions Group, Inc.(a)	1,194	13,337
Helmerich & Payne, Inc.	296	12,479
Heritage Financial Corp.	152	2,479
Hibbett, Inc.	896	42,569
Highwoods Properties, Inc.	365	7,523
Hillenbrand, Inc.	534	22,594
Hilltop Holdings, Inc.	90	2,552
HNI Corp.	443	15,341
Hope Bancorp, Inc.	280	2,478
Horace Mann Educators Corp.	1,713	50,328
Hostess Brands, Inc.(a)	633	21,085
Hub Group, Inc., Class A(a)	236	18,535
Hudson Pacific Properties, Inc.	2,007	13,347
Ichor Holdings Ltd.(a)	387	11,982
Independent Bank Corp.	49	2,405
Independent Bank Group, Inc.	68	2,689
Ingevity Corp.(a)	130	6,189
Innospec, Inc.	53	5,417
Innovative Industrial Properties, Inc., REIT	123	9,306
Innoviva, Inc.(a)	4,123	53,558
Insight Enterprises, Inc.(a)	109	15,860
Installed Building Products, Inc.	116	14,487
Insteel Industries, Inc.	364	11,815
Integer Holdings Corp.(a)	304	23,843
Inter Parfums, Inc.	250	33,585
InterDigital, Inc.	604	48,465
Interface, Inc.	1,289	12,645
Invesco Mortgage Capital, Inc.	861	8,619
iRobot Corp.(a)	386	14,629
Ironwood Pharmaceuticals, Inc.(a)	6,308	60,746
iTeos Therapeutics, Inc.(a)	1,717	18,801
Itron, Inc.(a)	304	18,416
J & J Snack Foods Corp.	104	17,020
Jack in the Box, Inc.	940	64,916
Jackson Financial, Inc., Class A	865	33,060
James River Group Holdings Ltd.	2,251	34,553
JBG SMITH Properties	925	13,376
JetBlue Airways Corp.(a)	8,380	38,548
John B Sanfilippo & Son, Inc.	172	16,994
John Bean Technologies Corp.	223	23,446
John Wiley & Sons, Inc., Class A	906	33,676
Kaiser Aluminum Corp.	440	33,114

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Kaman Corp.	799	$15,700
Kelly Services, Inc., Class A	516	9,386
Kennametal, Inc.	911	22,666
Kennedy-Wilson Holdings, Inc.	664	9,787
KKR Real Estate Finance Trust, Inc., REIT	211	2,505
Knowles Corp.(a)	3,371	49,925
Kontoor Brands, Inc.	742	32,581
Koppers Holdings, Inc.	582	23,018
Korn Ferry	191	9,061
Kulicke & Soffa Industries, Inc.	251	12,206
Lakeland Financial Corp.	486	23,066
La-Z-Boy, Inc.	459	14,174
LCI Industries	413	48,494
LeMaitre Vascular, Inc.	440	23,971
Leslie's, Inc.(a)	17,157	97,109
LGI Homes, Inc.(a)	201	19,997
Liberty Energy, Inc.	1,570	29,076
Ligand Pharmaceuticals, Inc.(a)	687	41,165
Lincoln National Corp.	760	18,764
Lindsay Corp.	137	16,122
Liquidity Services, Inc.(a)	3,320	58,498
Livent Corp.(a)	265	4,879
LiveRamp Holdings, Inc.(a)	716	20,649
LTC Properties, Inc., REIT	764	24,547
Lumen Technologies, Inc.(a)	34,374	48,811
LXP Industrial Trust, REIT	1,130	10,057
M/I Homes, Inc.(a)	258	21,682
Macerich Co.	740	8,073
Madison Square Garden Sports Corp.	75	13,223
Marcus & Millichap, Inc.	675	19,805
Marcus Corp.	3,314	51,367
MarineMax, Inc.(a)	623	20,447
Marten Transport Ltd.	719	14,171
Masterbrand, Inc.(a)	1,322	16,062
Materion Corp.	148	15,083
Mativ, Inc.	2,141	30,531
Matson, Inc.	174	15,437
Matthews International Corp., Class A	418	16,264
MaxLinear, Inc.(a)	1,888	42,008
MDC Holdings, Inc.	535	22,058
Medifast, Inc.	722	54,042
Mercer International, Inc.	3,830	32,861
Mercury General Corp.	1,740	48,772
Mercury Systems, Inc.(a)	505	18,730
Merit Medical Systems, Inc.(a)	384	26,504
Meritage Homes Corp.	184	22,520
Mesa Laboratories, Inc.	201	21,119
Methode Electronics, Inc.	1,394	31,853
MGP Ingredients, Inc.	577	60,862
Middlesex Water Co.	811	53,729
MillerKnoll, Inc.	823	20,122
Minerals Technologies, Inc.	119	6,516
Security Description	Shares	Value
Mister Car Wash, Inc.(a)	3,013	$16,602
ModivCare, Inc.(a)	421	13,266
Moelis & Co., Class A	346	15,615
Monarch Casino & Resort, Inc.	251	15,587
Monro, Inc.	623	17,301
Moog, Inc., Class A	140	15,814
Movado Group, Inc.	1,166	31,890
Mr Cooper Group, Inc.(a)	605	32,404
Mueller Industries, Inc.	450	33,822
Myers Industries, Inc.	686	12,300
MYR Group, Inc.(a)	143	19,271
Myriad Genetics, Inc.(a)	765	12,271
N-able, Inc.(a)	1,613	20,808
Nabors Industries Ltd.(a)	104	12,807
National Bank Holdings Corp., Class A	796	23,689
National Beverage Corp.(a)	376	17,680
National Presto Industries, Inc.	542	39,273
National Vision Holdings, Inc.(a)	1,929	31,211
Navient Corp.	1,273	21,921
NBT Bancorp, Inc.	80	2,535
NeoGenomics, Inc.(a)	899	11,058
NetScout Systems, Inc.(a)	2,379	66,660
New York Mortgage Trust, Inc.	1,008	8,558
Newell Brands, Inc.	1,405	12,687
NexPoint Residential Trust, Inc., REIT	298	9,590
NextGen Healthcare, Inc.(a)	1,178	27,954
NMI Holdings, Inc., Class A(a)	684	18,530
Northern Oil & Gas, Inc.	567	22,810
Northfield Bancorp, Inc.	250	2,363
Northwest Bancshares, Inc.	1,355	13,862
Northwest Natural Holding Co.	1,490	56,858
NOW, Inc.(a)	1,151	13,662
Nu Skin Enterprises, Inc., Class A	1,404	29,779
NV5 Global, Inc.(a)	199	19,150
Oceaneering International, Inc.(a)	525	13,503
ODP Corp.(a)	813	37,520
OFG Bancorp	819	24,455
O-I Glass, Inc.(a)	1,744	29,177
Oil States International, Inc.(a)	1,539	12,881
Olympic Steel, Inc.	314	17,650
OmniAb, Inc.(a),(b)	198	—
OmniAb, Inc.(a),(b)	198	—
Omnicell, Inc.(a)	455	20,493
OneSpan, Inc.(a)	5,656	60,802
Onto Innovation, Inc.(a)	167	21,296
OPENLANE, Inc.(a)	1,267	18,904
OraSure Technologies, Inc.(a)	4,040	23,957
Orthofix Medical, Inc.(a)	5,312	68,312
OSI Systems, Inc.(a)	158	18,650
Otter Tail Corp.	776	58,914
Outfront Media, Inc.	793	8,009
Owens & Minor, Inc.(a)	3,908	63,153

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Oxford Industries, Inc.	171	$16,438
Pacific Premier Bancorp, Inc.	117	2,546
Pacira BioSciences, Inc.(a)	1,545	47,401
PacWest Bancorp	333	2,634
Palomar Holdings, Inc.(a)	953	48,365
Papa John's International, Inc.	85	5,799
Par Pacific Holdings, Inc.(a)	1,325	47,620
Park National Corp.	24	2,268
Pathward Financial, Inc.	494	22,768
Patrick Industries, Inc.	420	31,525
Patterson-UTI Energy, Inc.	865	11,972
Payoneer Global, Inc.(a)	4,188	25,631
PC Connection, Inc.	299	15,961
PDF Solutions, Inc.(a)	375	12,150
Pebblebrook Hotel Trust	821	11,157
Pediatrix Medical Group, Inc.(a)	5,114	64,999
PennyMac Mortgage Investment Trust, REIT	722	8,953
Perdoceo Education Corp.	1,501	25,667
Perficient, Inc.(a)	1,621	93,791
PGT Innovations, Inc.(a)	611	16,955
Phibro Animal Health Corp., Class A	3,451	44,069
Phillips Edison & Co., Inc., REIT	248	8,318
Phinia, Inc.	699	18,726
Photronics, Inc.(a)	622	12,571
Piper Sandler Companies	110	15,984
Pitney Bowes, Inc.	6,366	19,225
Plexus Corp.(a)	1,064	98,931
Powell Industries, Inc.	586	48,579
PRA Group, Inc.(a)	1,117	21,458
Preferred Bank	42	2,615
Premier, Inc., Class A	110	2,365
Prestige Consumer Healthcare, Inc.(a)	767	43,865
PriceSmart, Inc.	788	58,651
Privia Health Group, Inc.(a)	478	10,994
ProAssurance Corp.	1,839	34,739
PROG Holdings, Inc.(a)	643	21,354
Progress Software Corp.	375	19,718
ProPetro Holding Corp.(a)	1,309	13,915
Proto Labs, Inc.(a)	1,745	46,068
Provident Financial Services, Inc.	163	2,492
Quaker Chemical Corp.	35	5,600
Quanex Building Products Corp.	588	16,564
QuinStreet, Inc.(a)	1,734	15,554
Radian Group, Inc.	735	18,456
RadNet, Inc.(a)	406	11,445
Rambus, Inc.(a)	1,182	65,944
Ready Capital Corp., REIT	243	2,457
Redwood Trust, Inc., REIT	1,892	13,490
REGENXBIO, Inc.(a)	1,258	20,707
Renasant Corp.	101	2,645
Resideo Technologies, Inc.(a)	1,019	16,100
Resources Connection, Inc.	1,107	16,505
Security Description	Shares	Value
Retail Opportunity Investments Corp., REIT	646	$7,997
REX American Resources Corp.(a)	708	28,830
Rogers Corp.(a)	41	5,390
RPC, Inc.	1,550	13,857
RPT Realty, REIT	768	8,110
RXO, Inc.(a)	835	16,475
S&T Bancorp, Inc.	95	2,573
Sabre Corp.(a)	11,091	49,799
Safehold, Inc.	551	9,808
Safety Insurance Group, Inc.	742	50,597
Sally Beauty Holdings, Inc.(a)	4,200	35,196
Sanmina Corp.(a)	1,846	100,201
Saul Centers, Inc., REIT	230	8,112
ScanSource, Inc.(a)	535	16,216
Scholastic Corp.	802	30,588
Schrodinger, Inc.(a)	822	23,238
Seacoast Banking Corp. of Florida	115	2,525
Select Medical Holdings Corp.	2,427	61,330
Semtech Corp.(a)	2,686	69,164
Sensient Technologies Corp.	340	19,883
Service Properties Trust, REIT	1,560	11,996
ServisFirst Bancshares, Inc.	50	2,609
Shake Shack, Inc., Class A(a)	1,125	65,329
Shenandoah Telecommunications Co.	2,339	48,207
Shoe Carnival, Inc.	1,153	27,707
Shutterstock, Inc.	1,403	53,384
Signet Jewelers Ltd.	433	31,094
Simmons First National Corp., Class A	151	2,561
Simply Good Foods Co.(a)	546	18,848
Simulations Plus, Inc.	665	27,731
SiriusPoint Ltd.(a)	4,708	47,880
SITE Centers Corp., REIT	637	7,854
SiTime Corp.(a)	577	65,922
Six Flags Entertainment Corp.(a)	664	15,611
SJW Group	933	56,083
SkyWest, Inc.(a)	1,146	48,063
SL Green Realty Corp.	356	13,279
Sleep Number Corp.(a)	552	13,574
SM Energy Co.	586	23,235
SMART Global Holdings, Inc.(a)	2,677	65,185
Sonic Automotive, Inc., Class A	375	17,910
Sonos, Inc.(a)	3,663	47,289
Southside Bancshares, Inc.	90	2,583
SpartanNash Co.	2,748	60,456
SPS Commerce, Inc.(a)	124	21,156
SPX Technologies, Inc.(a)	623	50,712
St. Joe Co.	182	9,888
STAAR Surgical Co.(a)	280	11,250
Standard Motor Products, Inc.	931	31,300
Standex International Corp.	405	59,004
Stellar Bancorp, Inc.	121	2,580
Stepan Co.	84	6,297

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Steven Madden Ltd.	962	$30,563
Stewart Information Services Corp.	1,441	63,116
StoneX Group, Inc.(a)	237	22,970
Strategic Education, Inc.	318	23,930
Stride, Inc.(a)	556	25,037
Sturm Ruger & Co., Inc.	1,293	67,391
Summit Hotel Properties, Inc., REIT	2,069	12,000
Sun Country Airlines Holdings, Inc.(a)	3,296	48,913
SunCoke Energy, Inc.	1,696	17,214
SunPower Corp.(a)	8,862	54,679
Sunstone Hotel Investors, Inc.	1,351	12,632
Supernus Pharmaceuticals, Inc.(a)	1,060	29,224
Sylvamo Corp.	797	35,020
Talos Energy, Inc.(a)	1,443	23,723
Tandem Diabetes Care, Inc.(a)	4,164	86,486
Tanger Factory Outlet Centers, Inc., REIT	370	8,362
TechTarget, Inc.(a)	523	15,878
Telephone and Data Systems, Inc.	2,685	49,162
Tennant Co.	301	22,319
Thryv Holdings, Inc.(a)	2,867	53,814
TimkenSteel Corp.(a)	756	16,420
Titan International, Inc.(a)	1,074	14,424
Tompkins Financial Corp.	49	2,401
Tootsie Roll Industries, Inc.	583	17,408
TreeHouse Foods, Inc.(a)	392	17,083
Tri Pointe Homes, Inc.(a)	823	22,509
Trinity Industries, Inc.	711	17,313
TripAdvisor, Inc.(a)	2,075	34,404
Triumph Financial, Inc.(a)	376	24,361
Triumph Group, Inc.(a)	1,868	14,309
TrueBlue, Inc.(a)	661	9,697
Trupanion, Inc.(a)	1,697	47,855
TrustCo Bank Corp. NY	524	14,300
Trustmark Corp.	118	2,564
TTEC Holdings, Inc.	349	9,151
TTM Technologies, Inc.(a)	3,780	48,686
Two Harbors Investment Corp.	690	9,136
UFP Technologies, Inc.(a)	134	21,634
Ultra Clean Holdings, Inc.(a)	412	12,224
UniFirst Corp.	141	22,984
United Community Banks, Inc.	99	2,516
United Fire Group, Inc.	1,738	34,326
United Natural Foods, Inc.(a)	3,186	45,050
Uniti Group, Inc., REIT	2,274	10,733
Unitil Corp.	1,266	54,071
Universal Corp.	1,394	65,811
Universal Health Realty Income Trust, REIT	324	13,099
Upbound Group, Inc.	1,290	37,991
Urban Edge Properties	526	8,027
Urban Outfitters, Inc.(a)	1,530	50,016
Security Description	Shares	Value
US Physical Therapy, Inc.	133	$12,200
US Silica Holdings, Inc.(a)	980	13,759
USANA Health Sciences, Inc.(a)	306	17,935
Varex Imaging Corp.(a)	1,278	24,014
Vector Group Ltd.	6,327	67,319
Veeco Instruments, Inc.(a)	440	12,368
Veradigm, Inc.(a)	2,291	30,104
Vericel Corp.(a)	2,983	99,990
Veris Residential, Inc., REIT	805	13,283
Veritex Holdings, Inc.	147	2,639
Veritiv Corp.	98	16,552
Verra Mobility Corp.(a)	1,475	27,583
Viad Corp.(a)	599	15,694
Viasat, Inc.(a)	1,637	30,219
Viavi Solutions, Inc.(a)	2,215	20,245
Victoria's Secret & Co.(a)	982	16,380
Vir Biotechnology, Inc.(a)	1,972	18,478
Virtus Investment Partners, Inc.	327	66,051
Vista Outdoor, Inc.(a)	2,301	76,209
Vital Energy, Inc.(a)	413	22,888
Wabash National Corp.	778	16,431
WaFd, Inc.	548	14,040
Walker & Dunlop, Inc.	400	29,696
Warrior Met Coal, Inc.	351	17,929
WD-40 Co.	106	21,543
Westamerica BanCorp	58	2,509
Whitestone REIT	880	8,474
Winnebago Industries, Inc.	799	47,501
WisdomTree, Inc.	9,113	63,791
Wolverine World Wide, Inc.	3,987	32,135
World Acceptance Corp.(a)	163	20,711
World Kinect Corp.	2,195	49,234
WSFS Financial Corp.	68	2,482
Xencor, Inc.(a)	1,023	20,613
Xenia Hotels & Resorts, Inc., REIT	1,016	11,968
Xerox Holdings Corp.	1,670	26,202
XPEL, Inc.(a)	432	33,312
Xperi, Inc.(a)	4,075	40,180
Yelp, Inc.(a)	1,275	53,027
TOTAL INVESTMENTS—99.7% (Cost $15,455,130)		15,949,953
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		49,119
NET ASSETS—100.0%		$15,999,072

(a)	Non-income producing security.
(b)	Fair valued by Adviser.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified SmallCap ETF
Schedule of Investments
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$15,949,953	$—	$—*	$15,949,953
Total	$15,949,953	$—	$—	$15,949,953

*	As of September 30, 2023, level 3 common stocks held in Syntax Stratified SmallCapETF represented 0.0% of the Fund’s net assets.

Syntax Stratified SmallCap ETF
Schedule of Investments
September 30, 2023 (Unaudited)

INDUSTRY BREAKDOWN
As of September 30, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.6%
Software for Specific Uses	2.8
Consumer Insurance	2.8
Investment Services	2.6
Auto Products	2.5
Content Providers	2.5
Non Real Estate Banking	2.5
Real Estate Operators and Developers	2.5
Upstream Energy	2.5
Transportation Services	2.4
Management and IT Services	2.4
Consumer Equipment Retail	2.4
Telecommunication Networks	2.4
Marketed Pharmaceuticals	2.4
Real Estate Banking	2.3
Consumer Equipment Manufacture	2.3
Commercial Hardware	2.3
Medical Devices	2.2
Real Estate Rental	2.2
Mechanical Components	2.1
Transaction Services	2.1
Gas and Water Utilities	2.1
Apparel Retailers	2.0
Commercial Insurance	2.0
Electric and Electronic Components	1.9
Specialty Industrial Services	1.7
Distribution Services	1.7
Production Equipment	1.7
Restaurants	1.7
Software for Specific Industries	1.7
Analog and Mixed Signal Integrated Circuits	1.7
Food Distributors	1.6
Digital Integrated Circuits	1.6
Contract Electronics Services	1.5
Hospital Equipment	1.5
Consumer Electronics	1.4
Semiconductor Services and Equipment	1.4
Online Distribution Networks	1.3
Other Pharmaceuticals	1.3
Branded Apparel	1.3
Search and Social Networks	1.2
Alcohol and Tobacco	1.2
Other Natural Resources	1.2
Metals	1.2
Chemicals	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Processed Foods	1.1%
Healthcare Products Distribution	1.1
Regulated Electric Utilities	1.1
Primary Foods	1.0
Transport Aerospace and Defense Equipment	0.9
Downstream Energy	0.9
Personal Products	0.8
Industrial Conglomerates	0.7
Clinical Stage Pharmaceuticals	0.7
Medical Research Services and Equipment	0.7
Accessories and Footwear	0.6
Competitive Electric Utilities	0.3
Midstream Energy	0.3
Consumer Paper Products	0.2
Household Products	0.2
Brokers and Dealers	0.1
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified SmallCap ETF
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.